Supplemental guarantor financial information	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Supplemental guarantor financial information
23. Supplemental guarantor financial information
European public debt
Certain debt securities issued outside the United States in reliance on Regulation S by Anheuser-Busch InBev SA/NV (“ABISA”) under its Euro Medium-Term Note Programme are guaranteed by Anheuser-Busch InBev Worldwide Inc. (“ABIWW”), Anheuser-Busch InBev Finance Inc. (“ABIFI”), Anheuser-Busch Companies, LLC (“ABC”), Brandbrew S.A. (“Brandbrew”), Brandbev S.à r.l. (“Brandbev”) and Cobrew NV (“Cobrew”) (collectively, the “Subsidiary Guarantors”). ABISA owns, directly or indirectly, 100% of each of the Subsidiary Guarantors. The information presented below has been presented to satisfy the disclosure requirements of the United Kingdom Financial Conduct Authority
.

Summarized Financial Information
The first five columns in the table below present summarized financial information for (i) ABISA, (ii) ABIWW, (iii) ABIFI and (iv) ABC, and (v) Brandbrew, Brandbev and Cobrew. Investments in consolidated subsidiaries are presented under the equity method of accounting.
The final column presents financial information for ABISA and the Subsidiary Guarantors on a combined basis after elimination of intercompany transactions and balances among them and excluding investments in and equity in the earnings of both non-
Guarantor Subsidiaries and Guarantor Subsidiaries.
Income Statement Data

For the six-month period ended 30 June 2022 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Revenue – external	184	—	—	7 075	—	—	7 259
Revenue from non-guarantor subsidiaries	42	—	—	109	—	—	151
Revenue from guarantor subsidiaries	—	—	—	22	—	(22)	—
Cost of sales – external	(123)	—	—	(2 969)	—	—	(3 092)
Cost of sales to non-guarantor subsidiaries	(65)	—	—	(298)	—	—	(363)
Cost of sales to guarantor subsidiaries	(5)	—	—	(14)	—	19	—

Gross profit	34	—	—	3 924	—	(3)	3 955

Selling, general and administrative expenses – external	(286)	—	—	(1 889)	(1)	—	(2 176)
Selling, general and administrative expenses (non-guarantor subsidiaries)	(33)	—	—	(132)	8	—	(157)
Selling, general and administrative expenses (guarantor subsidiaries)	187	620	—	(814)	5	2	—
Other operating income/(expenses)¹ – external	22	—	—	12	(1)	—	33
Other operating income/(expenses)¹ (non-guarantor subsidiaries)	25	—	—	66	—	—	91
Other operating income/(expenses)¹ (guarantor subsidiaries)	79	(3)	—	(77)	—	1	—

Profit/(loss) from operations	28	617	—	1 092	9	—	1 747

Net finance income/(cost) – external	(354)	(827)	(242)	(156)	283	—	(1 295)
Net finance income/(cost) (non-guarantor subsidiaries)	(13)	1 089	10	(402)	242	—	927
Net finance income/(cost) (guarantor subsidiaries)	486	(705)	227	671	(679)	—	—
Income tax expense	(4)	(77)	2	(150)	—	—	(229)

Profit/(loss)	143	98	(2)	1 056	(145)	—	1 150

Income from non-guarantor subsidiaries	1 510	(2)	—	153	188	(1 849)	—
Income from guarantor subsidiaries	39	1 209	—	—	—	(1 248)	—

Profit of the year	1 692	1 305	(2)	1 209	43	(3 097)	1 150

1	Other operating income/(expense) include exceptional items.
Income Statement Data

For the six-month period ended 30 June 2021 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Revenue – external	192	—	—	7 001	—	—	7 193
Revenue from non-guarantor subsidiaries	63	—	—	121	—	—	184
Revenue from guarantor subsidiaries	—	—	—	17	—	(17)	—
Cost of sales – external	(119)	—	—	(2 732)	—	—	(2 851)
Cost of sales to non-guarantor subsidiaries	(73)	—	—	(368)	—	—	(441)
Cost of sales to guarantor subsidiaries	(6)	—	—	(9)	—	15	—

Gross profit	57	—	—	4 030	—	(2)	4 085

Selling, general and administrative expenses – external	(274)	—	—	(1 974)	8	—	(2 240)
Selling, general and administrative expenses (non-guarantor subsidiaries)	65	—	—	(71)	(1)	—	(7)
Selling, general and administrative expenses (guarantor subsidiaries)	43	663	—	(709)	—	2	—
Other operating income/(expenses)¹ – external	4	—	—	7	—	—	11
Other operating income/(expenses)¹ (non-guarantor subsidiaries)	8	—	—	51	—	—	59
Other operating income/(expenses)¹ (guarantor subsidiaries)	24	(3)	—	(21)	—	—	—

Profit/(loss) from operations	(73)	660	—	1 314	7	—	1 909

Net finance income/(cost) – external	(649)	(1 244)	(178)	(420)	825	—	(1 666)
Net finance income/(cost) (non-guarantor subsidiaries)	122	987	30	66	(179)	—	1 026
Net finance income/(cost) (guarantor subsidiaries)	71	(642)	150	630	(208)	—	—
Income tax expense	(3)	(50)	—	(254)	(1)	—	(308)

Profit/(loss)	(532)	(289)	2	1 336	444	—	961

Income from non-guarantor subsidiaries	2 334	(26)	—	100	212	(2 620)	—
Income from guarantor subsidiaries	656	1 434	—	—	—	(2 090)	—

Profit of the year	2 458	1 119	2	1 436	656	(4 710)	961

Balance Sheet Data

As at 30 June 2022 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Due from non-guarantor subsidiaries	12 121	13 869	—	32 601	16 396	—	74 987
Due from guarantor subsidiaries	—	—	4 185	—	—	(4 185)	—
Due from subsidiaries	12 121	13 869	4 185	32 601	16 396	(4 185)	74 987
Property, plant and equipment	53	—	—	4 250	—	—	4 303
Goodwill and intangible assets	1 329	—	—	55 426	97	—	56 852
Investments in subsidiaries	112 438	80 751	—	35 736	14 212	(243 137)	—
Derivatives	—	—	—	—	133	—	133
Other non-current assets	—	230	2	19	—	—	251

Other non-current assets	113 820	80 981	2	95 431	14 442	(243 137)	61 539

Total non-current assets	125 941	94 850	4 187	128 032	30 838	(247 322)	136 526

Due from non-guarantor subsidiaries	323	6 352	516	3 887	2 438	—	13 516
Due from guarantor subsidiaries	922	236	213	3	957	(2 331)	—

Due from subsidiaries	1 245	6 588	729	3 890	3 395	(2 331)	13 516

Inventories	1	—	—	821	—	—	822
Derivatives	—	—	—	112	556	—	668
Trade and other receivables	188	—	—	840	41	—	1 069
Cash and cash equivalents	70	1	22	460	8 782	—	9 335
Other current assets	8	—	—	—	2	—	10

Other current assets	267	1	22	2 233	9 381	—	11 904

Total current assets	1 512	6 589	751	6 123	12 776	(2 331)	25 420

Total equity	71 551	58 888	678	75 930	22 027	(243 137)	(14 063)

Due to non-guarantor subsidiaries	16 065	7 250	—	20 770	3 350	—	47 435
Due to guarantor subsidiaries	4 185	—	—	—	—	(4 185)	—

Due to subsidiaries	20 250	7 250	—	20 770	3 350	(4 185)	47 435

Interest-bearing loans and borrowings	23 312	33 062	4 168	19 886	—	—	80 428
Employee benefits	3	—	—	804	—	—	807
Deferred tax liabilities	—	—	—	6 533	42	—	6 575
Derivatives	—	—	—	—	266	—	266
Other non-current liabilities	—	—	—	233	—	—	233

Other non-current liabilities	23 315	33 062	4 168	27 456	308	—	88 309

Total non-current liabilities	43 565	40 312	4 168	48 226	3 658	(4 185)	135 744

Due to non-guarantor subsidiaries	148	823	—	5 877	8 853	—	15 701
Due to guarantor subsidiaries	1 679	31	—	101	520	(2 331)	—

Due to subsidiaries	1 827	854	—	5 978	9 373	(2 331)	15 701

Interest-bearing loans and borrowings	1	206	—	63	—	—	270
Derivatives	2	—	—	124	5 267	—	5 393
Bank overdrafts	9 804	540	14	—	3 263	—	13 621
Trade and other payables	633	539	75	3 809	26	—	5 082
Other current liabilities	70	100	3	25	—	—	198

Other current liabilities	10 510	1 385	92	4 021	8 556	—	24 564

Total current liabilities	12 337	2 239	92	9 999	17 929	(2 331)	40 265

Balance Sheet Data

As at 31 December 2021 Million US dollar	ABISA	ABIWW	ABIFI	ABC	Brandbrew, Brandbev and Cobrew	Eliminations	Total ABISA and Subsidiary Guarantors after eliminations
Due from non-guarantor subsidiaries	13 141	15 102	1 200	32 092	16 496	—	78 031
Due from guarantor subsidiaries	—	—	6 076	1 233	—	(7 309)	—
Due from subsidiaries	13 141	15 102	7 276	33 325	16 496	(7 309)	78 031
Property, plant and equipment	62	—	—	4 343	—	—	4 405
Goodwill and intangible assets	1 364	—	—	55 283	97	—	56 744
Investments in subsidiaries	112 722	79 596	—	35 862	15 017	(243 197)	—
Derivatives	—	—	—	—	48	—	48
Other non-current assets	—	207	—	30	—	—	237

Other non-current assets	114 148	79 803	—	95 518	15 162	(243 197)	61 434

Total non-current assets	127 289	94 905	7 276	128 843	31 658	(250 506)	139 465

Due from non-guarantor subsidiaries	646	—	71	3 007	3 436	—	7 160
Due from guarantor subsidiaries	655	5 934	731	81	3 402	(10 803)	—

Due from subsidiaries	1 301	5 934	802	3 088	6 838	(10 803)	7 160

Inventories	—	—	—	961	—	—	961
Derivatives	—	—	—	132	293	—	425
Trade and other receivables	201	—	—	546	9	—	756
Cash and cash equivalents	1 127	7	7	367	8 156	—	9 664
Other current assets	9	—	—	57	2	—	68

Other current assets	1 337	7	7	2 063	8 460	—	11 874

Total current assets	2 638	5 941	809	5 151	15 298	(10 803)	19 034

Total equity	68 669	57 635	678	71 348	23 849	(243 197)	(21 018)

Due to non-guarantor subsidiaries	17 517	7 325	—	20 768	3 350	—	48 960
Due to guarantor subsidiaries	6 076	1 233	—	—	—	(7 309)	—

Due to subsidiaries	23 593	8 558	—	20 768	3 350	(7 309)	48 960

Interest-bearing loans and borrowings	25 483	33 064	7 268	19 905	—	—	85 720
Employee benefits	3	—	—	803	—	—	806
Deferred tax liabilities	—	—	1	6 520	60	—	6 581
Derivatives	—	—	—	—	100	—	100
Other non-current liabilities	—	—	—	110	—	—	110

Other non-current liabilities	25 486	33 064	7 269	27 338	160	—	93 317

Total non-current liabilities	49 079	41 622	7 269	48 106	3 510	(7 309)	142 277

Due to non-guarantor subsidiaries	244	732	—	4 771	9 190	—	14 937
Due to guarantor subsidiaries	4 658	24	—	5 875	246	(10 803)	—

Due to subsidiaries	4 902	756	—	10 646	9 436	(10 803)	14 937

Interest-bearing loans and borrowings	1	218	—	19	—	—	238
Derivatives	2	—	—	12	5 666	—	5 680
Bank overdrafts	6 292	—	2	—	4 474	—	10 768
Trade and other payables	905	543	131	3 863	21	—	5 463
Other current liabilities	77	72	5	—	—	—	154

Other current liabilities	7 277	833	138	3 894	10 161	—	22 303

Total current liabilities	12 179	1 589	138	14 540	19 597	(10 803)	37 240